Interests in Other Entities - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Impairment loss on investment	£ 206
Santander UK plc
Disclosure of subsidiaries [line items]
Impairment loss on investment	0	£ 0
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Impairment loss on investment	£ 0	£ 0
Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%